Fees Summary	May 18, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 10,158,347.62
Previously Paid Amount	0.00
Total Fee Amount	1,402.86
Total Offset Amount	1,402.86
Net Fee	$ 0.00